Capital Commitments and Contingencies - Additional Information (Details) - GBP (£)	1 Months Ended	12 Months Ended		24 Months Ended
	Feb. 29, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Capital Commitments [Line Items]
Employer national insurance contingent liability			£ 1,300,000	£ 1,300,000	£ 3,300,000
Prevailing rate of employer national insurance			13.80%
Cardiff University
Capital Commitments [Line Items]
Research, collaboration and license agreement additional term			2 years
Payments for work performed by sub-licensee				£ 292,607
Cardiff University | Subsequent Event
Capital Commitments [Line Items]
Research, collaboration and license agreement additional term	1 year
Cardiff University | Scenario Forecast
Capital Commitments [Line Items]
Payments for work performed by sub-licensee		£ 175,000
Cardiff Consultants
Capital Commitments [Line Items]
Milestone payments for sub-licensee			£ 1,875,000
Cardiff ProTides
Capital Commitments [Line Items]
Milestone payments for sub-licensee			£ 4,500,000